Organization and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 07, 2014	Dec. 31, 2011
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment charges	$ 931,000	$ 341,086,000	$ 735,000
Gross unrecognized tax benefits	14,857,000
Goodwill recorded	139,304,000
Common stock, shares issued	161,355,490	129,700,000
Common stock, shares outstanding	161,355,490	129,700,000
Common Stock [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Common stock, shares outstanding	161,355,490	129,700,000	129,700,000		129,700,000
Conversion of shares, issued and outstanding				1.297
WRECO Transaction [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Goodwill recorded	$ 139,304,000
Common stock, shares issued		100,000,000
Common stock, shares outstanding	31,632,533	100,000,000